MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT
                         SECURITIES INC.
                     Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600







May 4, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan  Stanley  Dean  Witter Natural  Resource  Development
Securities Inc.
     File #811-3129
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2000.


                                        Very truly yours,
                                                              /s/
Todd Lebo
                                        Todd Lebo

Assistant Secretary



cc: Barry Fink, Esq.
      Larry Greene, Esq.